Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with the requirements of Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid to our NEOs and certain financial performance of the Corporation. Additional information concerning the Corporation’s compensation philosophy and how the Corporation aligns executive compensation with the Corporation’s performance is provided under the heading “EXECUTIVE COMPENSATION - Compensation Discussion and Analysis” beginning on page 20 of this Proxy Statement.
Pay Versus Performance Table for 2025

Year	Summary Compensation Table Total for PEO 1	Compensation Actually Paid to PEO 2	Average Summary Compensation Table Total for Non-PEO NEOs 3	Average Compensation Actually Paid to Non-PEO NEOs 4	Value of Initial Fixed $100 Investment Based On:		Net Income ($000s) 7	Total Loan Growth (Booked and Sold) ($000s) 8
					Total Shareholder Return 5	Peer Group Total Shareholder Return 6
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$2,894,036	$2,765,045	$1,128,020	$1,078,167	$148.10	$211.47	$46,212	$3,270,046
2024	$2,311,331	$2,314,185	$599,193	$585,177	$102.04	$143.68	$31,683	$3,081,895
2023	$1,006,128	$943,602	$491,659	$458,036	$86.01	$107.32	$42,964	$2,864,470
2022	$923,664	$907,484	$463,813	$452,353	$99.02	$98.38	$39,427	$2,518,838
2021	$848,889	$891,036	$439,964	$457,744	$107.08	$118.61	$40,546	$1,973,210

1
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Dennis G. Shaffer, Chief Executive Officer of the Corporation, for each corresponding year in the “Total” column of the Summary Compensation Table on page 27.

2
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Shaffer, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Shaffer during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Shaffer’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Reported Change in the Actuarial Present Value of Pension Benefits (c)	Pension Benefit Adjustments (d)	Compensation Actually Paid to PEO
2025	$2,894,036	$(166,246)	$126,169	$(157,017)	$68,102	$2,765,045
2024	$2,311,331	$(66,104)	$88,380	$(1,389,863)	$1,370,441	$2,314,185
2023	$1,006,128	$(179,716)	$133,258	$(67,068)	$51,000	$943,602
2022	$923,664	$(94,437)	$73,695	$(39,696)	$44,258	$907,484
2021	$848,889	$(114,401)	$166,561	$(50,953)	$40,940	$891,036

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$108,634	$6,588	-	$10,948	-	-	$126,169
2024	$89,672	$17,596	-	$(18,888)	-	-	$88,380
2023	$151,669	$(16,272)	-	$(2,139)	-	-	$133,258
2022	$84,805	$(12,119)	-	$1,009	-	-	$73,695
2021	$145,619	$20,507	-	$435	-	-	$166,561

(c)	The amounts included in this column are the amounts reported in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.

(d)
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Shaffer during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

YEAR	SERVICE COST	PRIOR SERVICE COST	TOTAL PENSION BENEFIT ADJUSTMENTS
2025	$157,017	$(88,915)	$68,102
2024	$1,389,863	$(19,422)	$1,370,441
2023	$67,068	$(16,068)	$51,000
2022	$39,696	$4,562	$44,258
2021	$50,953	$(10,013)	$40,940

3
The dollar amounts reported in column (d) represent the average of the amounts reported for the Corporation’s NEOs as a group (excluding Mr. Shaffer, who has served as our President and Chief Executive Officer since 2017) in the “Total” column of the Summary Compensation Table in each applicable year. The following NEOs were included for purposes of calculating the average amounts in each of 2025 and 2024: Richard J. Dutton, Charles A. Parcher, Ian Whinnem and Lance A. Morrison. The following NEOs were included for purposes of calculating the average amounts in each of 2023, 2022 and 2021: Richard J. Dutton, Charles A. Parcher, Todd A. Michel and Paul J. Stark.

4
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Shaffer), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Shaffer) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Shaffer) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$1,128,020	$(71,021)	$44,219	$(124,207)	$101,156	$1,078,167
2024	$599,193	$(18,125)	$23,699	$(254,604)	$235,014	$585,177
2023	$491,659	$(61,519)	$41,246	$(57,942)	$44,592	$458,036
2022	$463,813	$(41,814)	$30,216	$(46,019)	$46,158	$452,353
2021	$439,964	$(33,233)	$59,295	$(48,784)	$40,502	$457,744

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	$38,907	$1,919	-	$3,393	-	-	$44,219
2024	$24,587	$2,301	$2,705	$(5,895)	-	-	$23,699
2023	$53,163	$(6,123)	-	$(5,794)	-	-	$41,246
2022	$37,549	$(3,900)	-	$(3,433)	-	-	$30,216
2021	$42,297	$9,170	-	$7,828	-	-	$59,295

(b)	The amounts deducted or added in calculating the total pension benefit adjustments are as follows:

Year	Average Service Cost	Average Prior Service Cost	Average Pension Benefit Adjustments
2025	$124,207	$(23,051)	$101,156
2024	$254,604	$(19,590)	$235,014
2023	$57,942	$(13,350)	$44,592
2022	$46,019	$139	$46,158
2021	$48,673	$(8,172)	$40,502

5
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Corporation’s share price at the end and the beginning of the measurement period by the Corporation’s share price at the beginning of the measurement period.

6
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P U.S. BMI Banks Index.

7	The dollar amounts reported represent the amount of net income reflected in the Corporation’s audited financial statements for the applicable year.

8
While the Corporation uses numerous financial and
non-financial
performance measures for the purpose of evaluating performance for the Corporation’s compensation programs, the Corporation has determined that Total Loan Growth, defined as total loans booked and sold, is the financial performance measure that, in the Corporation’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Corporation to link compensation actually paid to the Corporation’s NEOs, for the most recently completed fiscal year, to Corporation performance.

Company Selected Measure Name	Total Loan Growth
Named Executive Officers, Footnote	The following NEOs were included for purposes of calculating the average amounts in each of 2025 and 2024: Richard J. Dutton, Charles A. Parcher, Ian Whinnem and Lance A. Morrison. The following NEOs were included for purposes of calculating the average amounts in each of 2023, 2022 and 2021: Richard J. Dutton, Charles A. Parcher, Todd A. Michel and Paul J. Stark.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P U.S. BMI Banks Index.
PEO Total Compensation Amount	$ 2,894,036	$ 2,311,331	$ 1,006,128	$ 923,664	$ 848,889
PEO Actually Paid Compensation Amount	$ 2,765,045	2,314,185	943,602	907,484	891,036
Adjustment To PEO Compensation, Footnote
2
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Shaffer, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Shaffer during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Shaffer’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Reported Change in the Actuarial Present Value of Pension Benefits (c)	Pension Benefit Adjustments (d)	Compensation Actually Paid to PEO
2025	$2,894,036	$(166,246)	$126,169	$(157,017)	$68,102	$2,765,045
2024	$2,311,331	$(66,104)	$88,380	$(1,389,863)	$1,370,441	$2,314,185
2023	$1,006,128	$(179,716)	$133,258	$(67,068)	$51,000	$943,602
2022	$923,664	$(94,437)	$73,695	$(39,696)	$44,258	$907,484
2021	$848,889	$(114,401)	$166,561	$(50,953)	$40,940	$891,036

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$108,634	$6,588	-	$10,948	-	-	$126,169
2024	$89,672	$17,596	-	$(18,888)	-	-	$88,380
2023	$151,669	$(16,272)	-	$(2,139)	-	-	$133,258
2022	$84,805	$(12,119)	-	$1,009	-	-	$73,695
2021	$145,619	$20,507	-	$435	-	-	$166,561

(c)	The amounts included in this column are the amounts reported in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.

(d)
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Shaffer during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

YEAR	SERVICE COST	PRIOR SERVICE COST	TOTAL PENSION BENEFIT ADJUSTMENTS
2025	$157,017	$(88,915)	$68,102
2024	$1,389,863	$(19,422)	$1,370,441
2023	$67,068	$(16,068)	$51,000
2022	$39,696	$4,562	$44,258
2021	$50,953	$(10,013)	$40,940

Non-PEO NEO Average Total Compensation Amount	$ 1,128,020	599,193	491,659	463,813	439,964
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,078,167	585,177	458,036	452,353	457,744
Adjustment to Non-PEO NEO Compensation Footnote
4
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Shaffer), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Shaffer) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Shaffer) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$1,128,020	$(71,021)	$44,219	$(124,207)	$101,156	$1,078,167
2024	$599,193	$(18,125)	$23,699	$(254,604)	$235,014	$585,177
2023	$491,659	$(61,519)	$41,246	$(57,942)	$44,592	$458,036
2022	$463,813	$(41,814)	$30,216	$(46,019)	$46,158	$452,353
2021	$439,964	$(33,233)	$59,295	$(48,784)	$40,502	$457,744

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	$38,907	$1,919	-	$3,393	-	-	$44,219
2024	$24,587	$2,301	$2,705	$(5,895)	-	-	$23,699
2023	$53,163	$(6,123)	-	$(5,794)	-	-	$41,246
2022	$37,549	$(3,900)	-	$(3,433)	-	-	$30,216
2021	$42,297	$9,170	-	$7,828	-	-	$59,295

(b)	The amounts deducted or added in calculating the total pension benefit adjustments are as follows:

Year	Average Service Cost	Average Prior Service Cost	Average Pension Benefit Adjustments
2025	$124,207	$(23,051)	$101,156
2024	$254,604	$(19,590)	$235,014
2023	$57,942	$(13,350)	$44,592
2022	$46,019	$139	$46,158
2021	$48,673	$(8,172)	$40,502

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Shaffer and the average amount of compensation actually paid to the Corporation’s NEOs as a group (excluding Mr. Shaffer) is generally aligned with the Corporation’s cumulative TSR over the five years presented in the “Pay Versus Performance Table for 2025,” with the exception of 2023 and 2024. The general alignment of compensation actually paid with the Corporation’s cumulative TSR over the period is largely due to the fact that a material portion of the compensation actually paid to Mr. Shaffer and to the other NEOs is comprised of annual incentive bonuses, of which a significant portion is payable in the form of restricted common shares of the Corporation. In addition, the Corporation’s TSR is one of the two performance measures (along with ROAE) used by the Compensation Committee for the calculation of the equity portion of annual bonuses under the 2014 Incentive Plan and the 2024 Incentive Plan. The lack of correlation between compensation actually paid and the Corporation’s cumulative TSR for 2023 can be attributed to the fact that, although the Corporation’s TSR performance did not meet the threshold established by the Compensation Committee with respect to TSR for the equity bonus measure, the Compensation Committee nonetheless awarded a portion of the equity bonuses to Mr. Shaffer and the Corporation’s other NEOs based on the RoTCE performance measure, as further discussed under the heading “EXECUTIVE COMPENSATION—Compensation Discussion and Analysis – Bonus/Incentive Compensation” beginning on page 23 of this Proxy Statement. The lack of correlation between compensation actually paid and the Corporation’s cumulative TSR for 2024 is primarily attributable to the significant increase for 2024 in the “Reported Change in the Actuarial Present Value of Pension Benefits” for the NEOs, and in particular Mr. Shaffer, due to the amendment and restatement of the SERPs effective January 1, 2024, which significantly increased the amounts of compensation actually paid to the NEOs, and in particular Mr. Shaffer, reported for 2024.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Shaffer and the average amount of compensation actually paid to the Corporation’s NEOs as a group (excluding Mr. Shaffer) is generally aligned with the Corporation’s Net Income over the five years presented in the “Pay Versus Performance Table for 2025” with the exception of 2024. The alignment of compensation actually paid with the Corporation’s Net Income for the years 2021 through 2023 and 2025 was due, in part, to the fact that Net Income is one of the specific performance measures used to calculate the cash portion of the annual bonuses awarded to the NEOs. Specifically, net income accounted for 25% of the potential cash portion of the annual bonuses for 2025. The lack of alignment between compensation actually paid and the Corporation’s Net Income for 2024 is primarily attributable to the significant increase for 2024 in the “Reported Change in the Actuarial Present Value of Pension Benefits” for the NEOs, and in particular Mr. Shaffer, due to the amendment and restatement of the SERPs effective January 1, 2024, which significantly increased the amounts of compensation actually paid to the NEOs, and in particular Mr. Shaffer, reported for 2024.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Total Loans (Booked and Sold)
The Corporation believes that the Corporation’s Total Loans (Booked and Sold) is an important performance measure, along with TSR and Net Income, to use to link compensation actually paid to the Corporation’s NEOs to the Corporation’s performance. As a financial institution, the Corporation’s performance, and Net Income, is impacted significantly by the volume of loans originated (and either booked or sold) by the Corporation. The following graph compares the amount of compensation actually paid to Mr. Shaffer and the average amount of compensation actually paid to the Corporation’s NEOs as a group (excluding Mr. Shaffer) with the Corporation’s Total Loans (Booked and Sold) over the five years presented in the “Pay Versus Performance Table for 2025”. From 2021 to 2023, the compensation amounts remained relatively flat, notwithstanding the fact that the Corporation’s Total Loans (Booked and Sold) increased rather significantly from 2021 to 2022 and from 2022 to 2023. From 2023 to 2024, the compensation amounts increased significantly, particularly for Mr. Shaffer, while the Corporation’s Total Loans (Booked and Sold) experienced a more moderate increase. Finally, from 2024 to 2025, the Corporation’s Total Loans increased moderately, while the compensation amounts increased more significantly.
While, overall, the amount of compensation actually paid to Mr. Shaffer and the average amount of compensation actually paid to the Corporation’s NEOs as a group (excluding Mr. Shaffer) has generally aligned with the Corporation’s Total Loans (Booked and Sold), they have not been directly correlated in all periods. The lack of correlation during the five-year period can be attributed to the fact that Total Loans (Booked and Sold) comprised only one of several performance measures used to calculate the cash and equity incentive bonuses for the NEOs. Additionally, for 2024, the lack of correlation between the compensation amounts and Total Loans (Booked and Sold) is primarily attributable to the significant increase for 2024 in the “Reported Change in the Actuarial Present Value of Pension Benefits” for the NEOs, and in particular Mr. Shaffer, due to the amendment and restatement of the SERPs effective January 1, 2024, which significantly increased the amounts of compensation actually paid to the NEOs, and in particular Mr. Shaffer, reported for 2024.

Total Shareholder Return Vs Peer Group
Cumulative TSR of the Corporation and Cumulative TSR of the S&P U.S. BMI Banks Index
As demonstrated by the following graph, the value of $100 investment in Civista Stock on December 31, 2020 would be $148.10 on December 31, 2025, representing a cumulative total shareholder return of approximately 48% over the five year period. Over the same period, a $100 investment in the S&P U.S. BMI Banks Index increased to $211.47. The Corporation’s total shareholder return outperformed the S&P U.S. BMI Banks Index in 2021 and 2022, reflecting strong relative performance during that period. In 2023, 2024 and 2025, the Corporation’s total shareholder return lagged the banking index, although Civista continued to generate positive absolute returns across the full measurement period. Overall, the Corporation’s total shareholder return generally tracked the long-term performance trends of the banking industry while exhibiting periods of both relative outperformance and underperformance versus the banking index. For more information regarding the Corporation’s performance and the companies that the Compensation Committee considers when determining compensation, see “EXECUTIVE COMPENSATION—Compensation Discussion and Analysis” beginning on page 20 of this Proxy Statement.

CORPORATION TSR vs. S&P U.S. BMI BANKS INDEX TSR

Tabular List, Table
Financial Performance Measures
As further described under the heading “EXECUTIVE COMPENSATION - Compensation Discussion and Analysis” beginning on page 20 of this Proxy Statement, the Corporation’s executive compensation program includes variable components in the form of annual cash and equity incentive awards pursuant to which a significant portion of executive officers’ compensation is tied to the performance of the Corporation. The metrics that the Corporation uses for our cash and equity incentive bonus awards are selected based on an objective of incentivizing our NEOs to increase value to shareholders. The most important financial performance measures used by the Corporation to link executive compensation actually paid to the Corporation’s NEOs, for the most recently completed fiscal year, to the Corporation’s performance are as follows:
Performance Measures for Cash Compensation
:
●	Net Income
●	Efficiency Ratio
●	End of Year Total Deposits, excluding brokered deposits and tax refund deposits
●	Total Loans (Booked and Sold)
●	Dependence on Wholesale Funding (as a % of total funds)
Performance Measures for Equity Compensation
:
●	Relative TSR vs. Peer Group (3 year average)
●	Relative RoTCE vs. Peer Group (3 year average)
●	Earnings Per Share (EPS)

Total Shareholder Return Amount	$ 148.1	102.04	86.01	99.02	107.08
Peer Group Total Shareholder Return Amount	211.47	143.68	107.32	98.38	118.61
Net Income (Loss)	$ 46,212,000	$ 31,683,000	$ 42,964,000	$ 39,427,000	$ 40,546,000
Company Selected Measure Amount	3,270,046,000	3,081,895,000	2,864,470,000	2,518,838,000	1,973,210,000
PEO Name	Mr. Dennis G. Shaffer
Net income as Percentage of Potential Annual Cash Bonus	25.00%
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Efficiency Ratio
Measure:: 3
Pay vs Performance Disclosure
Name	End of Year Total Deposits, excluding brokered deposits and tax refund deposits
Measure:: 4
Pay vs Performance Disclosure
Name	Total Loans (Booked and Sold)
Measure:: 5
Pay vs Performance Disclosure
Name	Dependence on Wholesale Funding (as a % of total funds)
Measure:: 6
Pay vs Performance Disclosure
Name	Relative TSR vs. Peer Group (3 year average)
Measure:: 7
Pay vs Performance Disclosure
Name	Relative RoTCE vs. Peer Group (3 year average)
Measure:: 8
Pay vs Performance Disclosure
Name	Earnings Per Share (EPS)
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (157,017)	$ (1,389,863)	$ (67,068)	$ (39,696)	$ (50,953)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	68,102	1,370,441	51,000	44,258	40,940
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	157,017	1,389,863	67,068	39,696	50,953
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(88,915)	(19,422)	(16,068)	4,562	(10,013)
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	126,169	88,380	133,258	73,695	166,561
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	108,634	89,672	151,669	84,805	145,619
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,588	17,596	(16,272)	(12,119)	20,507
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,948	(18,888)	(2,139)	1,009	435
PEO | Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(166,246)	(66,104)	(179,716)	(94,437)	(114,401)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(124,207)	(254,604)	(57,942)	(46,019)	(48,784)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	101,156	235,014	44,592	46,158	40,502
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	124,207	254,604	57,942	46,019	48,673
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,051)	(19,590)	(13,350)	139	(8,172)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	44,219	23,699	41,246	30,216	59,295
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	38,907	24,587	53,163	37,549	42,297
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,919	2,301	(6,123)	(3,900)	9,170
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,705
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,393	(5,895)	(5,794)	(3,433)	7,828
Non-PEO NEO | Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (71,021)	$ (18,125)	$ (61,519)	$ (41,814)	$ (33,233)